Consolidated Statements of Income/(Loss) and Comprehensive Income/(Loss) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Continuing operations
Rental income	$ 2,561,322	$ 2,508,586	[1]	$ 2,624,064	[1]
Other revenues	376,549	483,152	[1]	204,302	[1]
Total Revenues	2,937,871	2,991,738	[1]	2,828,366	[1]
Depreciation, bad debt and other provisions	(67,528)	(3,229)		(12,974)
Other expenses	(2,075,996)	(2,245,605)	[1]	(3,071,058)	[1]
Total operating expenses	(2,143,524)	(2,248,834)	[1]	(3,084,032)	[1]
Operating profit/(loss)	794,347	742,904	[1]	(255,666)	[1]
Finance income	9,223	19,617	[1]	34,889	[1]
Finance costs	(3,320,839)	(3,756,134)	[1]	(3,959,052)	[1]
Gain/(loss) on revaluation of derivatives related to convertible promissory notes	292,562	3,085,253	[1]	(539,716)	[1]
Loss on disposal of property & equipment	0	0	[1]	(133,782)	[1]
Loss on sale of subsidiary	0	0	[1]	(32,340)	[1]
Forgiveness of debt	273,037	0	[1]	0	[1]
Realized loss on sale of real estate investment	0	0	[1]	(240,206)	[1]
Less: previously recognized unrealized loss on real estate investment	0	0	[1]	40,478	[1]
Net fair value loss on revaluation of investment property	(806,891)	(519,276)	[1]	(884,351)	[1]
Loss before tax	(2,758,561)	(427,636)	[1]	(5,969,746)	[1]
Tax benefit/(expense), current	(158,639)	(42,367)	[1]	(21,507)	[1]
Deferred tax benefit/(expense)	(15,867)	130,306	[1]	(122,386)	[1]
Loss from continuing operations	(2,933,067)	(339,697)	[1]	(6,113,639)	[1]
Loss from discontinued operations
Loss from discontinued operations	(754,069)	(225,447)	[1]	(1,448,047)	[1]
Loss for the year	(3,687,136)	(565,144)	[1]	(7,561,686)	[1]
Other comprehensive loss, net of income tax
Foreign currency translation reserve	813,007	(139,370)	[1]	(449,358)	[1]
Total comprehensive loss	$ (2,874,129)	$ (704,514)	[1]	$ (8,011,044)	[1]
From continuing and discontinued operations
Weighted average number of ordinary shares outstanding - basic	1,949,061	1,954,651	[1]	2,299,462	[1]
Basic loss per share	$ (1.89)	$ (0.29)	[1]	$ (3.29)	[1]
Weighted average number of ordinary shares outstanding - diluted	1,949,061	1,954,651	[1]	2,299,462	[1]
Diluted loss per share	$ (1.89)	$ (0.29)	[1]	$ (3.29)	[1]
From continuing operations
Weighted average number of ordinary shares outstanding - basic	1,949,061	1,954,651	[1]	2,299,462	[1]
Basic loss per share	$ (1.50)	$ (0.17)	[1]	$ (2.66)	[1]
Weighted average number of ordinary shares outstanding - diluted	1,949,061	1,954,651	[1]	2,299,462	[1]
Diluted loss per share	$ (1.50)	$ (0.17)	[1]	$ (2.66)	[1]

[1]	Restated for discontinued operations (see note 9 - Discontinued Operations).